Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Related Parties

6. Related Parties

A. List of related parties

List of related parties that had transactions with the Company for the periods covered by the unaudited interim condensed financial statements as of June 30, 2026 and December 31, 2025 is as follows:

Relationship	Name of entity
Individual that has control over the Company (*1)	EUN JONG CHOI
Other related party (*2)	CUBEBIO Co., Ltd.

(*1)	The Company recognized “EUN JONG CHOI” as a related party as EUN JONG CHOI is a key management personnel member as the CEO of the Company, holding 100% of its equity share.
(*2)	The Company recognized “CUBEBIO Co., Ltd.” as a related party since EUN JONG CHOI, an individual who has control over the Company, was simultaneously the CEO of “CUBEBIO Co., Ltd.” through January 30, 2026. Effective January 30, 2026, JAEMYUNG KIM was appointed as the CEO of “CUBEBIO Co., Ltd.”

B. Account balances with related parties

Details of receivables and payables account balances with related parties as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	54,058
Other related party	CUBEBIO Co., Ltd.	32,435	-
Total		$32,435	54,058

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

C. Financing transactions with related parties

Details of significant financing transactions with related parties for the six-months ended June 30, 2026 and 2025:

			2026
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$52,918	1,140	(*1)	-	54,058
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	31,751	684	(*2)	-	32,435

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	1,140	(*3)	-	51,758
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	684	(*4)	-	31,055

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2025.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2025.

6. Related Parties

A. List of related parties

List of related parties that had transactions with the Company for the periods covered by the financial statements as of December 31, 2025 and 2024 is as follows:

Relationship	Name of entity
Individual that has control over the Company (*1)	EUN JONG CHOI
Other related party (*2)	CUBEBIO Co., Ltd.

(*1)	The Company recognized “EUN JONG CHOI” as a related party as EUN JONG CHOI is a key management personnel member as the CEO of the Company, holding 100% of its equity share.
(*2)	The Company recognized “CUBEBIO Co., Ltd.” as a related party as EUN JONG CHOI, an individual that has control over the Company, is simultaneously the CEO of “CUBEBIO Co., Ltd.”

B. Account balances with related parties

Details of receivables and payables account balances with related parties as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

		December 31, 2024
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	50,618
Other related party	CUBEBIO Co., Ltd.	30,371	-
Total		$30,371	50,618

C. Financing transactions with related parties

Details of significant financing transactions with related parties for the years ended December 31, 2025 and 2024 are as follows:

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	2,300	(*1)	-	52,918
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	1,380	(*2)	-	31,751
Total			$80,989	3,680		-	84,669

			2024
Related party	Name of entity	Account Name	September 24 (Inception)	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$-	50,618	(*3)	-	50,618
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	-	30,371	(*4)	-	30,371
Total			$-	80,989		-	80,989

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the period from September 24, 2024 (inception), through December 31, 2024.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the period from September 24, 2024 (inception), through December 31, 2024.